INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
Significant components of the Company's deferred tax assets are as follows:

	December 31,
	2015	2014

Operating loss carry forward	$12,791	$7,595
Reserves and allowances	4,688	5,073

Deferred tax assets before valuation allowance	17,479	12,668
Valuation allowance	(17,479)	(12,668)

Net deferred tax assets	$-	$-

Comprehensive Income (Loss) [Table Text Block]	Net loss before taxes is comprised as follows:
	December 31,
	2015	2014	2013

Domestic (Israel)	$19,003	$31,154	$10,505
Foreign (U.S.)	395	1,697	(18)

	$19,398	$32,851	$10,487